Subsequent Events (Details) - USD ($) $ in Millions	Feb. 22, 2023	Feb. 21, 2023	Apr. 14, 2022
Subsequent events
Consideration transferred			$ 37.4
Major business combination | Gold Royalties Interest Acquisition, Rebecca Gold Project
Subsequent events
Consideration transferred	$ 15.6
Percentage of net smelter return	1.50%
Major business combination | Marathon Gold Corporation, Valentine Gold Project Acquisition
Subsequent events
Consideration transferred	$ 7.0
Option to buy back of NSR (as a percent)	0.50%
Percentage of net smelter return	2.00%	2.00%